Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property, Plant and Equipment

Property, plant and equipment, stated at cost, consist of the following at March 31, 2014 and December 31, 2013 (in thousands):

	March 31, 2014	December 31, 2013
Office furniture and equipment	$788	$788
Accumulated depreciation	(724)	(717)
Property, plant and equipment, net	$64	$71

Depreciation expense related to property, plant and equipment was $7,000 and $10,000 for the three months ended March 31, 2014 and March 31, 2013, respectively.

4.	Property, Plant and Equipment

Property, plant and equipment, stated at cost, consist of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Office furniture and equipment	$788	$797
Accumulated depreciation	(717)	(691)
Property, plant and equipment, net	$71	$106

Depreciation expense related to property, plant and equipment was $34,000 and $53,000 for the years ended December 31, 2013 and 2012, respectively, and is included in loss from continuing operations on the consolidated statements of operations. Depreciation expense related to the property, plant and equipment at the ethanol plants was $24,427,000 and $27,236,000 for the years ended December 31, 2013 and 2012, respectively, and is included in loss from discontinued operations on the consolidated statements of operations.